Guarantor Financial Information - Condensed Consolidating Statement of Comprehensive Income Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Service revenues									$ 30,160	$ 27,844	$ 24,821
Equipment revenues									9,375	8,727	6,718
Other revenues									1,069	919	928
Total revenues	$ 10,759	$ 10,019	$ 10,213	$ 9,613	$ 10,234	$ 9,305	$ 9,287	$ 8,664	40,604	37,490	32,467
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below									6,100	5,731	5,554
Cost of equipment sales									11,608	10,819	9,344
Selling, general and administrative									12,259	11,378	10,189
Depreciation and amortization									5,984	6,243	4,688
Cost of MetroPCS business combination					(6)	15	59	36	0	104	376
Gains on disposal of spectrum licenses	(168)	(29)	(1)	(37)	0	(199)	0	(636)	(235)	(835)	(163)
Total operating expense									35,716	33,440	29,988
Operating income	1,112	1,323	1,416	1,037	1,001	1,048	833	1,168	4,888	4,050	2,479
Other income (expense)
Interest expense									(1,111)	(1,418)	(1,085)
Interest expense to affiliates									(560)	(312)	(411)
Interest income									17	13	6
Other expense, net									(73)	(6)	(11)
Total other expense, net									(1,727)	(1,723)	(1,501)
Income before income taxes									3,161	2,327	978
Income tax benefit (expense)									1,375	(867)	(245)
Earnings (loss) of subsidiaries									0	0	0
Net income	2,707	550	581	698	390	366	225	479	4,536	1,460	733
Dividends on preferred stock	(14)	(13)	(14)	(14)	(14)	(13)	(14)	(14)	(55)	(55)	(55)
Net income attributable to common stockholders	$ 2,693	$ 537	$ 567	$ 684	$ 376	$ 353	$ 211	$ 465	4,481	1,405	678
Other comprehensive income (loss), net of tax									7	2	(2)
Total comprehensive income									4,543	1,462	731
Consolidating and Eliminating Adjustments
Revenues
Service revenues									(847)	(792)	(596)
Equipment revenues									(245)	(418)	(430)
Other revenues									(25)	(18)	(14)
Total revenues									(1,117)	(1,228)	(1,040)
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below									0	0	0
Cost of equipment sales									(244)	(417)	(431)
Selling, general and administrative									(873)	(811)	(609)
Depreciation and amortization									0	0	0
Cost of MetroPCS business combination										0	0
Gains on disposal of spectrum licenses									0	0	0
Total operating expense									(1,117)	(1,228)	(1,040)
Operating income									0	0	0
Other income (expense)
Interest expense									0	0	0
Interest expense to affiliates									23	0	0
Interest income									(23)	0	0
Other expense, net									0	0	0
Total other expense, net									0	0	0
Income before income taxes									0	0	0
Income tax benefit (expense)									0	0	0
Earnings (loss) of subsidiaries									(10,440)	(4,326)	(2,683)
Net income									(10,440)	(4,326)	(2,683)
Dividends on preferred stock									0	0	0
Net income attributable to common stockholders									(10,440)	(4,326)	(2,683)
Other comprehensive income (loss), net of tax									(14)	(6)	4
Total comprehensive income									(10,454)	(4,332)	(2,679)
Parent | Reportable Legal Entities
Revenues
Service revenues									0	0	0
Equipment revenues									0	0	0
Other revenues									0	0	0
Total revenues									0	0	0
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below									0	0	0
Cost of equipment sales									0	0	0
Selling, general and administrative									0	0	0
Depreciation and amortization									0	0	0
Cost of MetroPCS business combination										0	0
Gains on disposal of spectrum licenses									0	0	0
Total operating expense									0	0	0
Operating income									0	0	0
Other income (expense)
Interest expense									0	0	0
Interest expense to affiliates									0	0	0
Interest income									1	0	0
Other expense, net									0	0	0
Total other expense, net									1	0	0
Income before income taxes									1	0	0
Income tax benefit (expense)									0	0	0
Earnings (loss) of subsidiaries									4,535	1,460	733
Net income									4,536	1,460	733
Dividends on preferred stock									(55)	(55)	(55)
Net income attributable to common stockholders									4,481	1,405	678
Other comprehensive income (loss), net of tax									7	2	(2)
Total comprehensive income									4,543	1,462	731
Issuer | Reportable Legal Entities
Revenues
Service revenues									0	0	0
Equipment revenues									0	0	0
Other revenues									3	3	1
Total revenues									3	3	1
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below									0	0	0
Cost of equipment sales									0	0	0
Selling, general and administrative									0	0	0
Depreciation and amortization									0	0	0
Cost of MetroPCS business combination										0	0
Gains on disposal of spectrum licenses									0	0	0
Total operating expense									0	0	0
Operating income									3	3	1
Other income (expense)
Interest expense									(811)	(1,147)	(847)
Interest expense to affiliates									(560)	(312)	(411)
Interest income									29	31	2
Other expense, net									(88)	2	(10)
Total other expense, net									(1,430)	(1,426)	(1,266)
Income before income taxes									(1,427)	(1,423)	(1,265)
Income tax benefit (expense)									0	0	0
Earnings (loss) of subsidiaries									5,962	2,883	1,998
Net income									4,535	1,460	733
Dividends on preferred stock									0	0	0
Net income attributable to common stockholders									4,535	1,460	733
Other comprehensive income (loss), net of tax									7	2	(2)
Total comprehensive income									4,542	1,462	731
Guarantor Subsidiaries | Reportable Legal Entities
Revenues
Service revenues									28,894	26,613	23,748
Equipment revenues									9,620	9,145	7,148
Other revenues									879	739	770
Total revenues									39,393	36,497	31,666
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below									6,076	5,707	5,530
Cost of equipment sales									10,849	10,209	9,055
Selling, general and administrative									12,276	11,321	10,065
Depreciation and amortization									5,914	6,165	4,605
Cost of MetroPCS business combination										104	376
Gains on disposal of spectrum licenses									(235)	(835)	(163)
Total operating expense									34,880	32,671	29,468
Operating income									4,513	3,826	2,198
Other income (expense)
Interest expense									(109)	(82)	(50)
Interest expense to affiliates									(23)	0	0
Interest income									10	(18)	4
Other expense, net									16	(8)	0
Total other expense, net									(106)	(108)	(46)
Income before income taxes									4,407	3,718	2,152
Income tax benefit (expense)									1,527	(857)	(214)
Earnings (loss) of subsidiaries									(57)	(17)	(48)
Net income									5,877	2,844	1,890
Dividends on preferred stock									0	0	0
Net income attributable to common stockholders									5,877	2,844	1,890
Other comprehensive income (loss), net of tax									7	2	(2)
Total comprehensive income									5,884	2,846	1,888
Non-Guarantor Subsidiaries | Reportable Legal Entities
Revenues
Service revenues									2,113	2,023	1,669
Equipment revenues									0	0	0
Other revenues									212	195	171
Total revenues									2,325	2,218	1,840
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below									24	24	24
Cost of equipment sales									1,003	1,027	720
Selling, general and administrative									856	868	733
Depreciation and amortization									70	78	83
Cost of MetroPCS business combination										0	0
Gains on disposal of spectrum licenses									0	0	0
Total operating expense									1,953	1,997	1,560
Operating income									372	221	280
Other income (expense)
Interest expense									(191)	(189)	(188)
Interest expense to affiliates									0	0	0
Interest income									0	0	0
Other expense, net									(1)	0	(1)
Total other expense, net									(192)	(189)	(189)
Income before income taxes									180	32	91
Income tax benefit (expense)									(152)	(10)	(31)
Earnings (loss) of subsidiaries									0	0	0
Net income									28	22	60
Dividends on preferred stock									0	0	0
Net income attributable to common stockholders									28	22	60
Other comprehensive income (loss), net of tax									0	2	0
Total comprehensive income									$ 28	$ 24	$ 60